Other Real Estate Owned - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Banking And Thrift [Abstract]
Residential mortgage loans in process of foreclosure	$ 2.0	$ 2.7